Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Feb 17, 2012
Registrant Name	dei_EntityRegistrantName	TRANSAMERICA SERIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0000778207
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb 17, 2012
Document Effective Date	dei_DocumentEffectiveDate	Feb 17, 2012
Prospectus Date	rr_ProspectusDate	May 1, 2011

TRANSAMERICA SERIES TRUST

Transamerica Asset Allocation—Conservative VP

Transamerica Asset Allocation—Growth VP

Transamerica Asset Allocation—Moderate Growth VP

Transamerica Asset Allocation—Moderate VP

Transamerica International Moderate Growth VP

Supplement to the Prospectus, as supplemented, Summary Prospectuses, and Statement of Additional Information, as amended and restated, of the portfolios indicated above

Transamerica Asset Management, Inc. will assume the responsibility for the day-to-day management of the above-named portfolios. This change is expected to occur on or about April 17, 2012, but may occur sooner.

Investors Should Retain this Supplement for Future Reference

February 17, 2012

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TRANSAMERICA SERIES TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2011
Supplement [Text Block]	cik0000778207_SupplementTextBlock

TRANSAMERICA SERIES TRUST

Transamerica Asset Allocation—Conservative VP

Transamerica Asset Allocation—Growth VP

Transamerica Asset Allocation—Moderate Growth VP

Transamerica Asset Allocation—Moderate VP

Transamerica International Moderate Growth VP

Supplement to the Prospectus, as supplemented, Summary Prospectuses, and Statement of Additional Information, as amended and restated, of the portfolios indicated above

Transamerica Asset Management, Inc. will assume the responsibility for the day-to-day management of the above-named portfolios. This change is expected to occur on or about April 17, 2012, but may occur sooner.

Investors Should Retain this Supplement for Future Reference

February 17, 2012

Transamerica Asset Allocation - Conservative VP
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000778207_SupplementTextBlock

TRANSAMERICA SERIES TRUST

Transamerica Asset Allocation—Conservative VP

Supplement to the Prospectus, as supplemented, Summary Prospectuses, and Statement of Additional Information, as amended and restated, of the portfolios indicated above

Transamerica Asset Management, Inc. will assume the responsibility for the day-to-day management of the above-named portfolios. This change is expected to occur on or about April 17, 2012, but may occur sooner.

Investors Should Retain this Supplement for Future Reference

February 17, 2012

Transamerica Asset Allocation - Growth VP
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000778207_SupplementTextBlock

TRANSAMERICA SERIES TRUST

Transamerica Asset Allocation—Growth VP

Supplement to the Prospectus, as supplemented, Summary Prospectuses, and Statement of Additional Information, as amended and restated, of the portfolios indicated above

Transamerica Asset Management, Inc. will assume the responsibility for the day-to-day management of the above-named portfolios. This change is expected to occur on or about April 17, 2012, but may occur sooner.

Investors Should Retain this Supplement for Future Reference

February 17, 2012

Transamerica Asset Allocation - Moderate Growth VP
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000778207_SupplementTextBlock

TRANSAMERICA SERIES TRUST

Transamerica Asset Allocation—Moderate Growth VP

Supplement to the Prospectus, as supplemented, Summary Prospectuses, and Statement of Additional Information, as amended and restated, of the portfolios indicated above

Transamerica Asset Management, Inc. will assume the responsibility for the day-to-day management of the above-named portfolios. This change is expected to occur on or about April 17, 2012, but may occur sooner.

Investors Should Retain this Supplement for Future Reference

February 17, 2012

Transamerica Asset Allocation - Moderate VP
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000778207_SupplementTextBlock

TRANSAMERICA SERIES TRUST

Transamerica Asset Allocation—Moderate VP

Supplement to the Prospectus, as supplemented, Summary Prospectuses, and Statement of Additional Information, as amended and restated, of the portfolios indicated above

Transamerica Asset Management, Inc. will assume the responsibility for the day-to-day management of the above-named portfolios. This change is expected to occur on or about April 17, 2012, but may occur sooner.

Investors Should Retain this Supplement for Future Reference

February 17, 2012

Transamerica International Moderate Growth VP
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000778207_SupplementTextBlock

TRANSAMERICA SERIES TRUST

Transamerica International Moderate Growth VP

Supplement to the Prospectus, as supplemented, Summary Prospectuses, and Statement of Additional Information, as amended and restated, of the portfolios indicated above

Transamerica Asset Management, Inc. will assume the responsibility for the day-to-day management of the above-named portfolios. This change is expected to occur on or about April 17, 2012, but may occur sooner.

Investors Should Retain this Supplement for Future Reference

February 17, 2012

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 1, 2011